Long-term debt - Schedule of long-term bank loans (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Millions	USD ($)	CNY (¥)
Schedule Of Maturities Of Long Term Debt [Line Items]
2025		¥ 500
Long-term bank loans [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2025		31,000
2026		3,069,000
Total	$ 424.7	¥ 3,100,000